Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events

44 Subsequent events

The following events have occurred in the period between the reporting date and the date of authorisation of these consolidated financial statements.

In August 2021, the Parent has entered into a “Subscription and Shareholders Agreement” (the “Agreement”) with Truong Thanh Furniture Corporation (“TTF”), a company incorporated under the laws of the Republic of Vietnam and which is engaged in production and distribution of furniture, to form a partnership aimed at strengthening the Group’s operations in the “Asia-Pacific” (APAC) region, excluding Greater China (the “Rest of the APAC Territory”). Based on such agreement, TTF will acquire up to a 20% stake in the Group’s subsidiary Natuzzi Singapore, which is engaged in sales and distribution of furniture and upholstery products under the trademarks of the Group in the Rest of the APAC Territory. Subject to certain terms and conditions set forth in this agreement and to obtaining the applicable authorizations by the relevant authorities, it is expected that such acquisition of the interest in Natuzzi Singapore by TTF will be carried out in the first months of 2022. In 2022, TTF obtained the relevant authorizations from the competent authorities and on March 28, 2022 made the payment of US $ 5,357 (equivalent to 4,885) by subscribing shares equal to 20% of the subsidiary Natuzzi Singapore. Pursuant to this Agreement, the Parent maintains a majority of the board members of Natuzzi Singapore.

In January 2022, the Parent obtained a long-term loan from a financial institution, amounting to 4,000. This loan, which is guaranteed by an Italian governmental authority, has been made available by the Italian government as part of the COVID-19 measures to support businesses. Such loan has installments repayable on a quarterly basis starting from January 2023, after the 12-month interest-only period, and ending in January 2028. This long-term debt provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.20% spread.